SLM Student Loan Trust 2008-4
Quarterly Servicing Report

Distribution Date	07/25/2008
Collection Period	04/17/2008 — 06/30/2008

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank Trust Company Americas -	Indenture Trustee
The Bank of New York Mellon Trust Company, N.A. -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2008-4 Deal Parameters

	Student Loan Portfolio Characteristics		04/17/2008	Activity	06/30/2008
A	i	Portfolio Balance	$971,847,891.92	($755,274.05)	$971,092,617.87
	ii	Interest to be Capitalized	23,248,245.25		24,692,198.98

	iii	Total Pool	$995,096,137.17		$995,784,816.85
	iv	Capitalized Interest	22,000,000.00		22,000,000.00
	v	Specified Reserve Account Balance	2,499,962.00		2,489,462.04

	vi	Total Adjusted Pool	$1,019,596,099.17		$1,020,274,278.89

B	i	Weighted Average Coupon (WAC)	7.211%		7.213%
	ii	Weighted Average Remaining Term	130.68		129.18
	iii	Number of Loans	213,474		213,382
	iv	Number of Borrowers	116,420		116,411
	v	Aggregate Outstanding Principal Balance — T-Bill Other	$—		$—
	vi	Aggregate Outstanding Principal Balance — T-Bill	$19,258,013		$18,796,279
	vii	Aggregate Outstanding Principal Balance — Commercial Paper	$975,838,124		$976,988,538
	viii	Pool Factor	1.000000000		0.995799803

						% of O/S		% of O/S
	Notes			Spread	Balance 04/17/2008	Securities	Balance 07/25/2008	Securities
C	i	A-1 Notes	78445AAA4	0.68%	$236,000,000.00	23.624%	$236,000,000.00	23.624%
	ii	A-2 Notes	78445AAB2	1.05%	314,000,000.00	31.432%	314,000,000.00	31.432%
	iii	A-3 Notes	78445AAC0	1.25%	139,000,000.00	13.914%	139,000,000.00	13.914%
	iv	A-4 Notes	78445AAD8	1.65%	280,016,000.00	28.030%	280,016,000.00	28.030%
	v	B Notes	78445AAE6	1.85%	29,969,000.00	3.000%	29,969,000.00	3.000%

		Total Notes			$998,985,000.00	100.000%	$998,985,000.00	100.000%

	Reserve Account		04/17/2008	07/25/2008
D	i	Required Reserve Acct Deposit (%)	0.25%	0.25%

	ii	Reserve Acct Initial Deposit ($)	$2,499,962.00	$0.00
	iii	Specified Reserve Acct Balance ($)	$2,499,962.00	$2,489,462.04
	iv	Reserve Account Floor Balance ($)	$999,985.00	$999,985.00
	v	Current Reserve Acct Balance ($)	$2,499,962.00	$2,489,462.04

	Other Accounts		04/17/2008	07/25/2008
E	i	Supplemental Loan Purchase Account	$4,888,813.83	$0.00
	ii	Capitalized Interest Account	$22,000,000.00	$22,000,000.00
	iii	Floor Income Rebate Account	$0.00	$4,065,764.11

	Asset/Liability		04/17/2008	07/25/2008
F	i	Total Adjusted Pool + Supplemental Loan Purchase	$1,024,484,913.00	$1,020,274,278.89
	ii	Total Outstanding Balance Notes	$998,985,000.00	$998,985,000.00
	iii	Difference	$25,499,913.00	$21,289,278.89
	iv	Parity Ratio	1.02553	1.02131

II. 2008-4  Transactions from:           04/17/2008           through:
06/30/2008

A	Student Loan Principal Activity
	i	Regular Principal Collections	$10,322,601.39
	ii	Principal Collections from Guarantor	90,989.33
	iii	Principal Reimbursements	95,240.66
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$10,508,831.38

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$7,825.04
	ii	Capitalized Interest	(5,329,087.75)

	iii	Total Non-Cash Principal Activity	$(5,321,262.71)

C	Student Loan Principal Purchases		$(4,432,294.62)

D	Total Student Loan Principal Activity		$755,274.05

E	Student Loan Interest Activity
	i	Regular Interest Collections	$3,853,748.75
	ii	Interest Claims Received from Guarantors	1,137.20
	iii	Collection Fees/Returned Items	1,472.28
	iv	Late Fee Reimbursements	74,163.64
	v	Interest Reimbursements	3,211.45
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$3,933,733.32

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(472.74)
	ii	Capitalized Interest	5,329,087.75

	iii	Total Non-Cash Interest Adjustments	$5,328,615.01

G	Student Loan Interest Purchases		$(80,152.80)

H	Total Student Loan Interest Activity		$9,182,195.53

I	Non-Reimbursable Losses During Collection Period		$57.65

J	Cumulative Non-Reimbursable Losses to Date		$57.65

III. 2008-4  Collection Account Activity           04/17/2008           through
06/30/2008

A	Principal Collections
	i	Principal Payments Received	$9,319,831.19
	ii	Consolidation Principal Payments	1,093,759.53
	iii	Reimbursements by Seller	13,371.00
	iv	Borrower Benefits Reimbursements	56,419.82
	v	Reimbursements by Servicer	69.06
	vi	Re-purchased Principal	25,380.78

	vii	Total Principal Collections	$10,508,831.38

B	Interest Collections
	i	Interest Payments Received	$3,832,353.72
	ii	Consolidation Interest Payments	22,532.23
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	1,744.81
	vi	Re-purchased Interest	1,466.64
	vii	Collection Fees/Return Items	1,472.28
	viii	Late Fees	74,163.64

	ix	Total Interest Collections	$3,933,733.32

C	Other Reimbursements		$71,349.30

D	Reserves in Excess of the Requirement		$10,499.96

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$199,813.49

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$386,867.02

J	Funds Released from Capitalized Interest Account		$0.00

K	Intial Deposit to the Collection Account		$3,290,000.00

L	TOTAL AVAILABLE FUNDS		$18,401,094.47
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(403,070.78)
		Floor Income Rebate Fees to Dept. of Education	$0.00
		Funds Allocated to the Floor Income Rebate Account	$(4,065,764.11)
		Funds Released from the Floor Income Rebate Account	$0.00

M	NET AVAILABLE FUNDS		$13,932,259.58

N	Servicing Fees Due for Current Period		$283,037.75

O	Carryover Servicing Fees Due		$0.00

P	Administration Fees Due		$20,000.00

Q	Total Fees Due for Period		$303,037.75

IV. 2008-4 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	04/17/2008	06/30/2008	04/17/2008	06/30/2008	04/17/2008	06/30/2008	04/17/2008	06/30/2008	04/17/2008	06/30/2008

INTERIM:
In School
Current	6.778%	6.781%	101,818	83,596	47.696%	39.177%	$465,646,076.37	$376,979,960.56	47.913%	38.820%

Grace
Current	6.765%	6.770%	29,488	30,864	13.813%	14.464%	96,287,703.63	$129,549,363.35	9.908%	13.341%

TOTAL INTERIM	6.776%	6.778%	131,306	114,460	61.509%	53.641%	$561,933,780.00	$506,529,323.91	57.821%	52.161%

REPAYMENT
Active
Current	7.875%	7.718%	44,889	57,520	21.028%	26.956%	$222,113,687.47	$267,729,704.51	22.855%	27.570%
31-60 Days Delinquent	7.829%	7.581%	5,477	5,017	2.566%	2.351%	25,402,848.32	19,383,764.61	2.614%	1.996%
61-90 Days Delinquent	7.345%	7.406%	2,416	3,171	1.132%	1.486%	7,800,982.91	10,476,711.16	0.803%	1.079%
91-120 Days Delinquent	7.165%	7.536%	1,910	2,061	0.895%	0.966%	6,052,725.50	7,044,817.00	0.623%	0.725%
> 120 Days Delinquent	7.264%	7.222%	3,644	5,561	1.707%	2.606%	10,250,261.56	15,866,526.12	1.055%	1.634%

Deferment
Current	7.915%	7.834%	14,346	14,302	6.720%	6.703%	94,118,442.91	89,330,588.07	9.684%	9.199%

Forbearance
Current	7.619%	7.652%	9,486	11,235	4.444%	5.265%	44,175,163.25	54,504,297.08	4.545%	5.613%

TOTAL REPAYMENT	7.818%	7.700%	82,168	98,867	38.491%	46.333%	$409,914,111.92	$464,336,408.55	42.179%	47.816%

Claims in Process (1)	0.000%	7.180%	0	55	0.000%	0.026%	$0.00	$226,885.41	0.000%	0.023%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	7.211%	7.213%	213,474	213,382	100.000%	100.000%	$971,847,891.92	$971,092,617.87	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase

*	Percentages may not total 100% due to rounding.

V. 2008-4 Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	% *
- GSL — Subsidized	6.854%	110,969	$375,944,975.66	38.714%
- GSL — Unsubsidized	6.836%	82,577	371,968,461.70	38.304%
- PLUS Loans	8.466%	19,687	222,591,477.27	22.922%
- SLS Loans	8.146%	149	587,703.24	0.061%

- Total	7.213%	213,382	$971,092,617.87	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	% *
-Four Year	7.227%	165,671	$835,981,351.80	86.087%
-Two Year	7.095%	35,533	100,406,076.84	10.339%
-Technical	7.211%	12,177	34,702,926.38	3.574%
-Other	8.170%	1	2,262.85	0.000%

- Total	7.213%	213,382	$971,092,617.87	100.000%

*	Percentages may not total 100% due to rounding

GSL	- Guaranteed Stafford Loan

PLUS	- Parent Loans for Undergraduate Students

SLS	- Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994

VI. 2008-4 Interest Accruals

A	Borrower Interest Accrued During Collection Period	$10,255,223.71
B	Interest Subsidy Payments Accrued During Collection Period	4,030,134.41
C	Special Allowance Payments Accrued During Collection Period	0.00
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	199,813.49
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00
F	Net Expected Interest Collections	$14,485,171.61
VII. 2008-4 Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.009338615	04/17/2008 - 07/25/2008	1 NY Business Day	3.39586%	LIBOR
B	Class A-2 Interest Rate	0.010356115	04/17/2008 - 07/25/2008	1 NY Business Day	3.76586%	LIBOR
C	Class A-3 Interest Rate	0.010906115	04/17/2008 - 07/25/2008	1 NY Business Day	3.96586%	LIBOR
D	Class A-4 Interest Rate	0.012006115	04/17/2008 - 07/25/2008	1 NY Business Day	4.36586%	LIBOR
E	Class B Interest Rate	0.012556115	04/17/2008 - 07/25/2008	1 NY Business Day	4.56586%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please seehttp://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

VIII. 2008-4 Inputs From Initial Period 04/17/2008

A	Total Student Loan Pool Outstanding
	i Portfolio Balance	$971,847,891.92
	ii Interest To Be Capitalized	23,248,245.25

	iii Total Pool	$995,096,137.17
	iv Capitalized Interest	22,000,000.00
	vi Specified Reserve Account Balance	2,499,962.00

	vii Total Adjusted Pool	$1,019,596,099.17

B	Total Note Factor	1.000000000
C	Total Note Balance	$998,985,000.00

D	Note Balance 04/17/2008	Class A-1	Class A-2	Class A-3	Class A-4	Class B
	i Current Factor	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii Expected Note Balance	$236,000,000.00	$314,000,000.00	$139,000,000.00	$280,016,000.00	$29,969,000.00
	iii Note Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00
	iv Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00
	v Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance	$2,499,962.00
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00
I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

IX. 2008-4 Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-M )		$13,932,259.58	$13,932,259.58

B	Primary Servicing Fees — Current Month		$283,037.75	$13,649,221.83

C	Administration Fee		$20,000.00	$13,629,221.83

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$2,203,913.14	$11,425,308.69
	ii	Class A-2	$3,251,820.11	$8,173,488.58
	iii	Class A-3	$1,515,949.99	$6,657,538.59
	iii	Class A-4	$3,361,904.30	$3,295,634.29

	iv	Total Class A Interest Distribution	$6,971,683.24

E	Class B Noteholders’ Interest Distribution Amount		$376,294.21	$2,919,340.08

F	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$0.00	$2,919,340.08
	ii	Class A-2	$0.00	$2,919,340.08
	iii	Class A-3	$0.00	$2,919,340.08
	iii	Class A-4	$0.00	$2,919,340.08

	iv	Total Class A Principal Distribution	$0.00
G	Class B Noteholders’ Principal Distribution Amount		$0.00	$2,919,340.08

H	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$2,919,340.08

I	Carryover Servicing Fees		$0.00	$2,919,340.08

J	Excess to Certificateholder		$2,919,340.08	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$971,092,617.87
	ii	Interest to be Capitalized	24,692,198.98
	iii	Reserve Account Balance (after any reinstatement)	2,489,462.04
	iv	Capitalized Interest Account Balance	22,000,000.00
	v	Less Specified Reserve Account Balance	(2,489,462.04)

	vi	Total	$1,017,784,816.85

	vii	Class A Notes Outstanding (after application of available funds)	$969,016,000.00
	viii	Insolvency Event or Event of Default Under Indenture	N

	ix	Available Funds Applied to Class A Noteholders’ Distribution Amount Before

		Any Amounts are Applied to the Class B Noteholders’ Distribution Amount
		(vii > vi or viii = Y)	N

X. 2008-4 Account Reconciliations

A	Reserve Account
	i	Beginning of Period Account Balance	$2,499,962.00
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$2,499,962.00
	iv	Required Reserve Account Balance	$2,489,462.04
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve — Release to Collection Account	$10,499.96
	vii	Ending Reserve Account Balance	$2,489,462.04

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		05/01/2008
	i	Beginning of Period Account Balance	$4,888,813.83
	ii	Supplemental Loan Purchases	$(4,501,946.81)
	iii	Transfers to Collection Account	$(386,867.02)

	iv	Ending Balance	$0.00

C	Capitalized Interest Account
	Capitalized Interest Account Release Date		07/27/2009
	i	Beginning of Period Account Balance	$22,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$22,000,000.00

D	Floor Income Rebate Account
	i	Beginning of Period Account Balance	$0.00
	ii	Deposits for the Period	$4,065,764.11
	iii	Release to Collection Account	$0.00

	iv	Ending Balance	$4,065,764.11

XI. 2008-4 Distributions

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class A-4	Class B
	i	Quarterly Interest Due	$2,203,913.14	$3,251,820.11	$1,515,949.99	$3,361,904.30	$376,294.21
	ii	Quarterly Interest Paid	2,203,913.14	3,251,820.11	1,515,949.99	3,361,904.30	376,294.21

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	0.00	0.00	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$2,203,913.14	$3,251,820.11	$1,515,949.99	$3,361,904.30	$376,294.21

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	6/30/08	$998,985,000.00
	ii	Adjusted Pool Balance	6/30/08	1,020,274,278.89
	iii	Overcollaterlization Percentage		102.06%

	iv	Principal Distribution Amount (i — ii / iii)		$0.00

	v	Principal Distribution Amount Paid		$0.00

	viii	Principal Shortfall (vi — vii)		$0.00

C		Total Principal Distribution		$0.00
D		Total Interest Distribution		10,709,881.75

E		Total Cash Distributions		$10,709,881.75

					Paydown
F	Note Balances			04/17/2008	Factor	07/25/2008
	i	A-1 Note Balance	78445AAA4	$236,000,000.00		$236,000,000.00
		A-1 Note Pool Factor		1.000000000	0.000000000	1.000000000

	ii	A-2 Note Balance	78445AAB2	$314,000,000.00		$314,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78445AAC0	$139,000,000.00		$139,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78445AAD8	$280,016,000.00		$280,016,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	B Note Balance	78445AAE6	$29,969,000.00		$29,969,000.00
		B Note Pool Factor		1.0000000000	0.000000000	1.0000000000

XII. 2008-4 Historical Pool Information

			4/17/08 - 6/30/08
Beginning Student Loan Portfolio Balance			$971,847,891.92

	Student Loan Principal Activity
	i	Regular Principal Collections	$10,322,601.39
	ii	Principal Collections from Guarantor	90,989.33
	iii	Principal Reimbursements	95,240.66
	iv	Other System Adjustments	0.00
	v	Total Principal Collections	$10,508,831.38
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$7,825.04
	ii	Capitalized Interest	(5,329,087.75)
	iii	Total Non-Cash Principal Activity	$(5,321,262.71)

	Student Loan Principal Purchases		$(4,432,294.62)

(-)	Total Student Loan Principal Activity		$755,274.05

	Student Loan Interest Activity
	i	Regular Interest Collections	$3,853,748.75
	ii	Interest Claims Received from Guarantors	1,137.20
	iii	Collection Fees/Returned Items	1,472.28
	iv	Late Fee Reimbursements	74,163.64
	v	Interest Reimbursements	3,211.45
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00
	ix	Total Interest Collections	$3,933,733.32

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(472.74)
	ii	Capitalized Interest	5,329,087.75
	iii	Total Non-Cash Interest Adjustments	$5,328,615.01

	Student Loan Interest Purchases		$(80,152.80)

	Total Student Loan Interest Activity		$9,182,195.53

(=)	Ending Student Loan Portfolio Balance		$971,092,617.87
(+)	Interest to be Capitalized		$24,692,198.98

(=)	TOTAL POOL		$995,784,816.85

(+)	Capitalized Interest		$22,000,000.00

(+)	Reserve Account Balance		$2,489,462.04

(=)	Total Adjusted Pool		$1,020,274,278.89

XIII. 2008-4 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Jul-08	$995,784,817	2.05%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.